Cover	12 Months Ended
Aug. 31, 2023
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address Address Line 1	4101 NW 25th Street
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33142
City Area Code	888
Local Phone Number	798-9100